INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Schedule of of (loss) income before income taxes

The components of (loss) income before income taxes are as follows:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
PRC	(375,963)	36,389	34,810
Hong Kong	(1,751)	(669)	(2,385)
Cayman Islands	(13,562)	(50,283)	(15,410)
Canada	(1,561)	(2,003)	(2,653)
Total (loss) income before income taxes	(392,837)	(16,566)	14,362

Schedule of Income tax (expense) benefit

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current income tax expense	(663)	(3,796)	(1,872)
Deferred income tax (expense) benefit	(115,788)	18,300	9,844
Total	(116,451)	14,504	7,972

Schedule of income tax rate reconciliation

	Year Ended December 31,
	2021	2022	2023
PRC statutory income tax rate	25.0%	25.0%	25.0%
Increase (decrease) in effective income tax rate resulting from:
Impact of different tax rates in other jurisdictions	(0.9)%	(76.2)%	28.2%
Research and development bonus deduction	0.7%	(12.9)%	(10.8)%
Non-deductible shared expenses from discontinued operations	—%	—%	114.9%
Non-deductible expenses	—%	(1.9)%	1.6%
Tax impact of investment loss	—%	90.6%	—%
Preferential tax rates	(14.4)%	21.0%	17.3%
Tax effect of expired tax attribute carryforwards	—%	—%	15.6%
Change of tax rates	(5.2)%	(1.5)%	(0.2)%
Change in valuation allowance	(34.8)%	43.5%	(246.9)%
Actual income tax expense	(29.6)%	87.6%	(55.3)%

Schedule of Deferred income tax assets

	December 31,
	2022	2023
	RMB	RMB
Deferred income tax assets:
Tax loss carry forwards	176,296	163,331
Others	1,148	520
Total deferred income tax assets	177,444	163,851
Valuation allowance	(158,812)	(135,375)
Deferred income tax assets, net	18,632	28,476
Deferred income tax liabilities:
Valuation appreciation of intangible assets	750	433
Deferred income tax liabilities*	750	433

* Deferred income tax liabilities are combined in other non-current liabilities.

Summary of valuation allowance

The movements of the valuation allowance are as follows:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of the year	4,551	140,621	158,812
Additions of valuation allowance	136,490	14,068	3,250
Reduction of valuation allowance	107	(10,000)	(6,384)
Reversal of valuation allowance	—	(11,280)	(32,342)
Change of tax rates	(527)	25,445	13,027
Change of decrease related to subsidiary disposals and expiration	—	(42)	(988)
Balance at the end of the year	140,621	158,812	135,375